DEBT	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
DEBT
24. DEBT

	Balance at December 31, 2021	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (*)	Translation differences	Balance at December 31, 2022
	(€ thousand)
Bonds and notes	1,487,110	—	—	3,209	—	1,490,319
Asset-backed financing (Securitizations)	900,213	218,924	(72,824)	1,733	57,379	1,105,425
Borrowings from banks and other financial institutions	154,419	8,909	(55,000)	560	4,277	113,165
Lease liabilities	56,210	—	(16,500)	17,409	304	57,423
Other debt	32,059	34,456	(23,215)	—	2,147	45,447
Total debt	2,630,011	262,289	(167,539)	22,911	64,107	2,811,779
    ______________________________
(*) Other changes in lease liabilities relates entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2022				2021
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	394,628	646,306	449,385	1,490,319	9,239	1,028,686	449,185	1,487,110
Asset-backed financing (Securitizations)	422,736	682,689	—	1,105,425	343,119	499,280	57,814	900,213
Borrowings from banks and other financial institutions	100,665	12,500	—	113,165	116,919	37,500	—	154,419
Lease liabilities	15,917	29,446	12,060	57,423	14,783	29,732	11,695	56,210
Other debt	45,447	—	—	45,447	32,059	—	—	32,059
Total debt	979,393	1,370,941	461,445	2,811,779	516,119	1,595,198	518,694	2,630,011

Bonds and notes

2023 Bond

On March 16, 2016, the Company issued 1.5 percent coupon notes due March 2023, having a principal of €500 million. The bond was issued at a discount for an issue price of 98.977 percent, resulting in net proceeds of €490,729 thousand, after the debt discount and issuance costs, and a yield to maturity of 1.656 percent. The net proceeds were used, together with additional cash held by the Company, to fully repay a €500 million bank loan. The bond is unrated and was admitted to trading on the regulated market of the Euronext Dublin (formerly the Irish Stock Exchange). Following a cash tender offer, on July 16, 2019 the Company executed the repurchase of these notes for an aggregate nominal amount of €115,395 thousand. The amount outstanding at December 31, 2022 was €388,947 thousand, including accrued interest of €4,567 thousand (€387,872 thousand including accrued interest of €4,567 thousand at December 31, 2021).

2025 Bond

On May 27, 2020 the Company issued 1.5 percent coupon notes due May 2025 (“2025 Bond”), having a principal of
€650 million. The notes were issued at a discount for an issue price of 98.898 percent, resulting in net proceeds of €640,073 thousand, after related expenses, and a yield to maturity of 1.732 percent. The bond was admitted to trading on the regulated market of Euronext Dublin. The amount outstanding of the 2025 Bond at December 31, 2022 was €650,923 thousand, including accrued interest of €5,818 thousand (€648,984 thousand, including accrued interest of €5,850 thousand at December 31, 2021).
2029 and 2031 Notes

On July 31, 2019, the Company issued 1.12 percent senior notes due August 2029 (“2029 Notes”) and 1.27 percent senior notes due August 2031 (“2031 Notes”) through a private placement to certain US institutional investors, each having a principal of €150 million. The net proceeds from the issuances amounted to €298,316 thousand and the yields to maturity on an annual basis equal the nominal coupon rates of the Notes. The Notes are primarily used for general corporate purposes, including the funding of capital expenditures.

The amount outstanding of the 2029 Notes at December 31, 2022 was €150,135 thousand, including accrued interest of €700 thousand (€150,052 thousand, including accrued interest of €700 thousand at December 31, 2021). The amount outstanding of the 2031 Notes at December 31, 2022 was €150,178 thousand, including accrued interest of €794 thousand (€150,111 thousand including accrued interest of €794 thousand at December 31, 2021).

2032 Notes

On July 29, 2021, the Company issued 0.91 percent senior notes due January 2032 (“2032 Notes”) through a private placement to certain US institutional investors having a principal of €150 million. The net proceeds from the issuance amounted to €149,495 thousand and the yield to maturity on an annual basis equals the nominal coupon rates of the Notes. The Notes are used for general corporate purposes. The amount outstanding of the 2032 Notes at December 31, 2022 was €150,136 thousand, including accrued interest of €577 thousand (€150,091 thousand, including accrued interest of €576 thousand at December 31, 2021).

The abovementioned bonds and notes impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events; and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. At December 31, 2022 and 2021, Ferrari was in compliance with the covenants of the notes.

Asset-backed financing (Securitizations)

As a means of diversifying its sources of funds, the Group sells certain of its receivables originated by its financial services activities in the United States through asset-backed financing or securitization programs (the terms asset-backed financing and securitization programs are used synonymously throughout this document), without transferring the risks typically associated with the related receivables. As a result, the receivables sold through securitization programs are still consolidated until collection from the customer. The securitization agreements for both programs require the maintenance of an interest rate cap.

The following table presents information relating to the revolving securitization programs:

Program	Funding Limit	Amount Outstanding at December 31, 2022	Amount Outstanding at December 31, 2021	Maturity Date
	($ million)	($ million)	($ million)
Retail (*)	975	896	775	December 2024
Leasing (*)	325	283	245	November 2023
Total asset-backed financing (Securitizations)	1,300	1,179	1,020
(*) At December 31, 2022 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 70 basis points and the notes relating to the leasing securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 65 basis points.
Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is primarily applied to repay principal and interest of the related funding. Such cash amounted to €44,085 thousand at December 31, 2022 (€47,742 thousand at December 31, 2021).

Borrowings from banks and other financial institutions

The following table presents information relating to borrowings from banks and other financial institutions.

Borrowing Entity	Currency	Amount Outstanding at December 31, 2022	Amount Outstanding at December 31, 2021	Maturity Date
		(€ thousand)	(€ thousand)
Ferrari S.p.A.	EUR	37,500	62,500	June 2024
Ferrari Financial Services, Inc.	USD	75,665	61,919	April 2023
Ferrari S.p.A.	EUR	—	30,000	January 2022
Total borrowings from banks and other financial institutions		113,165	154,419

At December 31, 2022 the Group also had total committed credit lines available and undrawn amounting to €669 million and with maturities ranging from 2023 to 2025 (€676 million at December 31, 2021).

Lease liabilities

The Group recognizes lease liabilities in relation to right-of-use     assets in accordance with IFRS 16 — Leases. At December 31, 2022 lease liabilities amounted to €57,423 thousand (€56,210 thousand at December 31, 2021).

Other debt

Other debt mainly relates to funding for operating and financing activities of the Group.